Consolidated income statement - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Consolidated income statement
Revenue	€ 21,796	€ 23,075
Cost of sales	(15,163)	(16,208)
Gross profit	6,633	6,867
Selling and distribution expenses	(1,907)	(1,987)
Administrative expenses	(2,781)	(2,770)
Share of results of equity accounted associates and joint ventures	(430)	(58)
Impairment losses	(3,495)
Other income and expense	(91)	(44)
Operating (loss)/profit	(2,071)	2,008
Non-operating income and expense	(3)	(1)
Investment income	184	333
Finance costs	(999)	(181)
(Loss)/profit before taxation	(2,889)	2,159
Income tax expense	(1,409)	(579)
(Loss)/profit for the financial period from continuing operations	(4,298)	1,580
Loss for the financial period from discontinued operations	(3,535)	(345)
(Loss)/profit for the financial period	(7,833)	1,235
Attributable to:
Owners of the parent	(7,965)	1,131
Non-controlling interests	132	104
(Loss)/profit for the financial period	€ (7,833)	€ 1,235
(Loss)/earnings per share
Basic - From continuing operations (in eurocents per share)	€ (16.13)	€ 5.26
Diluted - From continuing operations (in eurocents per share)	(16.13)	5.25
Basic - Total Group (in eurocents per share)	(29.00)	4.03
Diluted - Total Group (in eurocents per share)	€ (29.00)	€ 4.02